Subordinated Hybrid Notes - Schedule of Subordinated Borrowing (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subordinated Borrowing [Line Items]
Less: debt issuance costs	$ (41)	$ (44)
Long term debt	9,091	8,195
Subordinated Debt
Subordinated Borrowing [Line Items]
Long-term debt, gross	550	0
Less: debt issuance costs	(6)	0
Long term debt	544	0
$300 million subordinated notes, Series 1 | Subordinated Debt
Subordinated Borrowing [Line Items]
Long-term debt, gross	300	0
$250 million subordinated notes, Series 2 | Subordinated Debt
Subordinated Borrowing [Line Items]
Long-term debt, gross	$ 250	$ 0